UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476
LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2005

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND March 31, 2005

		U.S. $			U.S. $
		Value			Value
Investments	Shares	(000)	Investments	Shares	(000)

COMMON STOCK 95.29%			Germany 3.34%
			BASF AG	9,475	$672
Australia 0.96%			Deutsche Bank AG Registered Shares	6,000	517
Qantas Airways Ltd.	124,877	$343	Deutsche Telekom AG	16,410	327
Zinifex Ltd.*	168,398	386	Fresenius Medical Care AG	6,185	501
Total		729	Siemens AG	6,417	508
			Total		2,525
Austria 1.58%
Bank Austria Creditanstalt	4,741	467	Greece 0.56%
Telekom Austria AG	37,181	728	National Bank of Greece S.A.	12,505	423
Total		1,195
			Hong Kong 1.82%
Bermuda 0.91%			Bank of East Asia, Ltd.	83,100	239
Tyco Int'l. Ltd.	20,300	686	China Mobile (Hong Kong) Ltd.	112,000	366
			China Unicom Ltd.	322,000	250
Brazil 0.12%			China Unicom Ltd. ADR	20,700	160
Companhia de Bebidas das Americas ADR	3,100	90	Texwinca Holdings Ltd.	434,500	365
			Total		1,380
Canada 0.51%
Opti Canada, Inc.*	17,800	386	Hungary 0.71
			Gedeon Richter Rt.	3,903	536
Finland 0.88%
Stora Enso Oyj Registered Shares	22,900	321	India 0.59
UPM-Kymmene Oyj	15,600	346	Reliance Industries Ltd.	35,494	444
Total		667
			Ireland 0.59
France 4.68%			DEPFA BANK plc	28,069	444
Air France-KLM	13,600	244
AXA	17,779	474	Italy 1.10%
BNP Paribas S.A.	6,080	431	Enel S.p.A.	17,620	168
Credit Agricole S.A.	5,700	155	Saipem S.p.A.	27,022	343
Lafarge S.A.	5,358	519	Telecom Italia (RNC) S.p.A.	43,051	163
PSA Peugeot Citroën	4,550	289	Telecom Italia S.p.A.	52,055	163
Sanofi-Aventis	2,160	182	Total		837
Schneider Electric S.A.	5,819	456
Thomson	9,825	265	Japan 9.45%
Total S.A.	1,534	359	Credit Saison Co., Ltd.	4,600	166
Vinci S.A.	1,162	167	Don Quijote Co., Ltd.	4,600	270
Total		3,541	East Japan Railway Co.	63	338

See Notes to Schedule of Investments.

		U.S. $			U.S. $
		Value			Value
Investments	Shares	(000)	Investments	Shares	(000)

Fanuc Ltd.	4,000	$250	Sweden 0.22%
Gulliver Int'l. Co., Ltd.	2,200	296	Skandia Forsakrings AB	32,500	$165
HOYA Corp.	3,800	418
INPEX Corp.	44	236	Switzerland 2.30%
Japan Tobacco Inc.	21	233	Nestle S.A. Registered Shares	1,827	500
JFE Holdings, Inc.	8,800	245	Novartis AG Registered Shares	10,663	497
Jupiter Telecommunications Co., Ltd.*	755	602	UBS AG Registered Shares	8,782	742
Mitsubishi Tokyo Financial Group, Inc.	39	338	Total		1,739
Mitsui Chemicals, Inc.	65,897	368
Mizuho Financial Group, Inc.	71	336	Taiwan 0.86%
OBIC Co., Ltd.	1,400	273	Chinatrust Financial Holding Co., Ltd.	305,000	344
ORIX Corp.	4,434	565	Mediatek, Inc.	43,533	310
Sony Corp.	4,400	175	Total		654
Sumitomo Corp.	68,000	583
Sumitomo Electric Industries, Ltd.	39,012	415	Thailand 0.68%
Taiyo Yuden Co., Ltd.	31,000	336	Thai Oil Co., Ltd.	321,000	517
Yamada Denki Co., Ltd.	5,397	283
Yamanouchi Pharmaceutical Co., Ltd.	12,600	427	Turkey 0.64%
Total		7,153	Turkiye Is Bankasi (Isbank) GDR
			Registered Shares	33,600	194
Netherlands 1.45%			Total		482
IHC Caland N.V.	8,316	528
ING Groep N.V. CVA	18,900	571	United Kingdom 8.92%
Total		1,099	BP plc	22,769	236
			BAE Systems plc	139,945	686
South Korea 1.03%			Cadbury Schweppes plc	54,003	541
POSCO ADR	5,300	262	Diageo plc	12,766	180
Samsung Electronics Co., Ltd.	1,055	521	GlaxoSmithKline plc	17,539	402
Total		783	HSBC Holdings plc	26,027	412
			National Grid Transco plc	23,529	218
Spain 0.67%			Prudential plc	66,804	639
ACS, Actividades de Construccion y Servicios, S.A.	13,649	338	Reed Elsevier plc	58,957	611
Gestevision Telecinco, S.A.	7,319	170	Royal Bank of Scotland Group plc	21,012	669
Total		508	Smiths Group plc	21,918	353
			Tesco plc	42,152	252
			Tullow Oil plc	91,098	299
			Vodafone Group plc	328,028	871

See Notes to Schedule of Investments.

		U.S. $			U.S. $
		Value			Value
Investments	Shares	(000)	Investments	Shares	(000)

Wm Supermarkets plc	103,745	$384	JPMorgan Chase & Co.	26,032	901
Total		6,753	Kellogg Co.	4,700	203
			Kimberly-Clark Corp.	6,300	414
			Kraft Foods, Inc. Class A	23,135	765
United States 50.72%			Kroger Co.*	24,200	388
Adobe Systems Inc.	2,500	168	MBNA Corp.	11,200	275
Alcoa, Inc.	13,300	404	MedImmune, Inc.*	10,700	255
American Express Co.	4,800	247	Mellon Financial Corp.	18,800	537
American Int'l. Group, Inc.	10,900	604	Merck & Co., Inc.	12,700	411
Amgen, Inc.*	4,500	262	Merrill Lynch & Co., Inc.	8,300	470
Apple Computer, Inc.*	3,900	162	Microsoft Corp.	32,500	786
Archer-Daniels-Midland Co.	7,900	194	Monsanto Co.	7,800	503
Baker Hughes, Inc.	13,400	596	Motorola, Inc.	37,800	566
Bank of America Corp.	9,150	403	Newmont Mining Corp.	14,500	613
Bank of New York Co., Inc. (The)	14,700	427	NIKE, Inc. Class B	4,800	400
Baxter Int'l., Inc.	14,000	476	Parker Hannifin Corp.	6,000	366
Bristol-Myers Squibb Co.	12,500	318	PepsiCo, Inc.	15,000	795
Cardinal Health, Inc.	8,100	452	Pfizer, Inc.	33,400	877
ChevronTexaco Corp.	9,100	531	Praxair, Inc.	12,900	617
CIGNA Corp.	4,100	366	Procter & Gamble Co. (The)	5,200	276
Cisco Systems, Inc.*	15,300	274	QUALCOMM, Inc.	2,900	106
Citigroup, Inc.	17,000	764	SBC Communications, Inc.	16,200	384
Clear Channel Communications, Inc.	8,800	303	Schering-Plough Corp.	22,100	401
Clorox Co. (The)	5,800	365	Schlumberger Ltd.(a)	12,200	860
Comcast Corp. Class A*	20,400	681	Solectron Corp.*	62,900	218
CSX Corp.	5,400	225	Target Corp.	7,200	360
CVS Corp.	6,500	342	Tribune Co.	11,000	439
Deere & Co.	14,700	987	U.S. Bancorp	6,600	190
Dell, Inc.*	7,900	304	Union Pacific Corp.	6,400	446
E.I. du Pont de Nemours & Co.	16,200	830	United Parcel Service, Inc. Class B	5,000	364
Eaton Corp.	8,200	536	UnitedHealth Group, Inc.	2,200	210
eBay, Inc.*	4,000	149	Verizon Communications, Inc.	19,300	685
EMC Corp.*	30,300	373	Viacom Inc. Class B	10,700	373
Emerson Electric Co.	4,500	292	Wachovia Corp.	10,200	519
Exxon Mobil Corp.	37,800	2,253	Wal-Mart Stores, Inc.	6,400	321
General Electric Co.	39,400	1,421	Walt Disney Co. (The)	24,900	715
Gillette Co.	9,100	459	Waste Management, Inc.	11,100	320
Goldman Sachs Group, Inc. (The)	3,800	418	Wells Fargo & Co.	6,400	383
H.J. Heinz Co.	6,400	236	Wyeth	19,300	814
Hartford Financial Group, Inc.	5,200	356	Xerox Corp.*	43,800	664
Illinois Tool Works, Inc.	1,500	134	Yahoo!, Inc.*	6,400	217
Intel Corp.	17,540	407	Total		38,388
International Paper Co.	22,800	839
Johnson & Johnson	6,300	423	Total Common Stocks (Cost $67,662,565)		72,124

See Notes to Schedule of Investments.

		U.S. $
	Principal	Value
Investments	Amount	(000)

SHORT-TERM INVESTMENT 2.62%

Repurchase Agreement 2.62%
Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $2,040,000 of Federal National Mortgage Assoc. at 3.83% due 1/18/2008; value: $2,025,638; proceeds: $1,982,852 (Cost $1,982,730)	$1,983	$1,983

Total Investments in Securities 97.91% (Cost $69,645,295)		74,107
Foreign Cash and Other Assets in Excess of Liabilities 2.09%		1,585
Net Assets 100.00%		$75,692

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.
GDR	Global Depository Receipt.

See Notes to Schedule of Investments.

Securities presented by industry:
Aerospace & Defense	0.91%	Household Products	1.39%
Agricultural Products	0.26%	Hypermarkets & Super Centers	0.42%
Air Freight & Couriers	0.48%	Industrial Conglomerates	3.92%
Airlines	0.77%	Industrial Gases	0.82%
Aluminum	0.53%	Industrial Machinery	1.70%
Asset Management & Custody Banks	1.27%	Integrated Oil & Gas	4.97%
Automobile Manufacturers	0.38%	Integrated Telecommunication	3.57%
Banks	8.24%	Internet Retail	0.20%
Biotechnology	0.68%	Internet Software & Services	0.29%
Brewers	0.12%	Investment Banking & Brokerage	1.17%
Broadcasting & Cable TV	2.32%	IT Consulting & Services	0.36%
Commodity Chemicals	0.49%	Life & Health Insurance	1.06%
Computer & Electronics Retail	0.37%	Managed Health Care	0.76%
Computer Hardware	0.62%	Movies & Entertainment	1.44%
Computer Storage & Peripherals	0.90%	Multi-Line Insurance	1.89%
Construction & Engineering	0.67%	Multi-Utilities	0.29%
Construction & Farm Machinery	1.30%	Office Electronics	0.88%
Construction Materials	0.69%	Oil & Gas Equipment & Services	3.07%
Consumer Electronics	0.58%	Oil & Gas Exploration & Production	0.71%
Consumer Finance	1.65%	Oil & Gas Refining & Marketing	0.68%
Distillers & Vintners	0.24%	Packaged Foods	2.97%
Diversified Capital Markets	2.85%	Paper Products	1.99%
Diversified Chemicals	1.98%	Personal Products	0.61%
Diversified Financial Services	1.76%	Pharmaceuticals	6.99%
Diversified Metals & Mining	0.51%	Publishing & Printing	1.39%
Drug Retail	0.45%	Railroads	1.33%
Electric Utilities	0.22%	Repurchase Agreement	2.62%
Electrical Components & Equipment	1.54%	Semiconductor & Semiconductor Equipment	1.23%
Electronic Equipment & Instruments	1.00%	Soft Drinks	1.05%
Electronic Manufacturing Services	0.29%	Specialty Chemicals	0.59%
Environmental Services	0.42%	Specialty Stores	0.75%
Fertilizers & Agriculture Chemicals	0.66%	Steel	0.67%
Food Retail	1.35%	Systems Software	1.26%
Footwear	0.53%	Telecommunications Equipment	1.25%
General Merchandise Stores	0.48%	Textiles	0.48%
Gold	0.81%	Tobacco	0.31%
Health Care Distributors & Services	0.60%	Trading Companies & Distributors	0.77%
Health Care Equipment	0.63%	Wireless Telecomm Services	1.85%
Health Care Services	0.66%	Total	97.91%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL INCOME FUND March 31, 2005

				Principal
				Amount
				in Local
	Interest	Maturity		Currency	US $
Investments	Rate	Date		(000)	Value

LONG-TERM INVESTMENTS 98.29%

FOREIGN NOTES & BONDS 64.37%

Argentina 0.06%
Republic of Argentina	2.332%#	4/30/2013	USD	55	$40,726

Australia 0.18%
Australian Government(a)	7.50%	7/15/2005	AUD	158	122,590

Brazil 0.21%
Republic of Brazil, Federal	10.50%	7/14/2014	USD	130	143,325

Bulgaria 0.17%
Republic of Bulgaria+	8.25%	1/15/2015	USD	100	121,500

Canada 1.37%
Government of Canada(a)	5.50%	6/1/2010	CAD	577	512,918

Potash Corp. of Saskatchewan	7.75%	5/31/2011	USD	140	160,793

Shaw Communications, Inc.(a)	7.50%	11/20/2013	CAD	200	179,383

Telus Corp.	8.00%	6/1/2011	USD	85	98,555

Total					951,649

Cayman Islands 0.12%
New ASAT (Finance) Ltd.	9.25%	2/1/2011	USD	100	83,500

Denmark 0.47%
Kingdom of Denmark(a)	4.00%	8/15/2008	DKK	1,800	325,341

Ecuador 0.01%
Republic of Ecuador+	8.00%#	8/15/2030	USD	10	9,050

Finland 0.98%
Finnish Government(a)	4.25%	7/4/2015	EUR	500	681,074

France 6.17%
France Telecom S.A.	8.75%	3/1/2031	USD	95	125,410

French Treasury Note(a)	3.50%	7/12/2009	EUR	2,400	3,179,386

French Treasury Note(a)	4.50%	7/12/2006	EUR	735	977,890

Total					4,282,686

See Notes to Schedule of Investments.

				Principal
				Amount
				in Local
	Interest	Maturity		Currency	US $
Investments	Rate	Date		(000)	Value

Germany 21.96%
Bundesobligation(a)	5.00%	8/19/2005	EUR	1,154	$1,511,375

Bundesrepublik Deutschland(a)	4.25%	2/15/2008	EUR	1,711	2,310,147

Bundesrepublik Deutschland(a)	4.25%	1/4/2014	EUR	250	341,610

Bundesrepublik Deutschland(a)	4.75%	7/4/2028	EUR	39	55,511

Bundesrepublik Deutschland(a)	4.75%	7/4/2034	EUR	1,420	2,039,603

Bundesrepublik Deutschland(a)	5.00%	2/17/2006	EUR	2,205	2,925,165

Bundesrepublik Deutschland(a)	5.25%	1/4/2011	EUR	969	1,393,981

Bundesrepublik Deutschland(a)	5.375%	1/4/2010	EUR	250	357,495

Kreditanstalt fur Wiederaufbau(a)	4.25%	7/4/2014	EUR	2,300	3,138,735

Kreditanstalt fur Wiederaufbau(a)	5.625%	11/27/2007	EUR	835	1,161,134

Total					15,234,756

Greece 0.60%
Hellenic Republic(a)	5.25%	5/18/2012	EUR	290	416,851

Ireland 0.56%
GE Capital European Funding(a)	3.25%	3/17/2010	EUR	300	389,227

Italy 1.13%
Buoni Poliennali del Tesoro(a)	6.00%	5/1/2031	EUR	475	783,990

Japan 11.33%
Japan-17 (30 Year Issue)(a)	2.40%	12/20/2034	JPY	37,000	351,982

Japan-58 (20 Year Issue)(a)	1.90%	9/20/2022	JPY	36,000	341,407

Japan-199 (10 Year Issue)(a)	2.20%	12/20/2007	JPY	113,000	1,111,732

Japan-230 (10 Year Issue)(a)	1.60%	3/21/2011	JPY	196,950	1,934,952

Japan-237 (10 Year Issue)(a)	1.50%	3/20/2012	JPY	66,900	650,598

Japana-264 (10 Year Issue)(a)	1.50%	9/20/2014	JPY	169,000	1,610,368

Japan Finance Corp. Municipal Enterprises(a)	1.55%	2/21/2012	JPY	191,000	1,857,851

Total					7,858,890

Luxembourg 0.16%
Telecom Italia Capital S.A.	6.375%	11/15/2033	USD	110	112,539

Mexico 0.54%
Mexican Fixed Rate Bonds(a)	9.00%	12/22/2011	MXN	2,000	168,267

See Notes to Schedule of Investments.

				Principal
				Amount
				in Local
	Interest	Maturity		Currency	US $
Investments	Rate	Date		(000)	Value

United Mexican States	6.375%	1/16/2013	USD	70	$72,800

United Mexican States	6.75%	9/27/2034	USD	135	132,097

Total					373,164

Netherlands 5.65%
Netherlands Government(a)	3.00%	7/15/2006	EUR	3,000	3,921,102

Other 5.52%
European Investment Bank(a)	3.00%	9/20/2006	JPY	186,000	1,807,123

European Investment Bank(a)	2.125%	9/20/2007	JPY	74,000	723,880

European Investment Bank(a)	6.25%	12/7/2008	GBP	657	1,297,851

Total					3,828,854

Peru 0.39%
Republic of Peru(a)	7.50%	10/14/2014	EUR	200	269,239

Romania 0.57%
Romania Government(a)	10.625%	6/27/2008	EUR	250	395,804

Russia 0.10%
Russian Federation+	5.00%#	3/31/2030	USD	65	67,113

South Africa 0.11%
Republic of South Africa	6.50%	6/2/2014	USD	75	78,938

Spain 1.77%
Spanish Government(a)	5.75%	7/30/2032	EUR	750	1,231,143

Sweden 0.56%
Swedish Government(a)	8.00%	8/15/2007	SEK	2,425	385,601

Turkey 0.10%
Republic of Turkey	9.875%	3/19/2008	USD	60	66,600

United Kingdom 3.58%
United Kingdom Treasury(a)	4.00%	3/7/2009	GBP	573	1,056,933

United Kingdom Treasury(a)	5.00%	9/7/2014	GBP	87	168,436

United Kingdom Treasury(a)	6.00%	12/7/2028	GBP	300	681,515

United Kingdom Treasury(a)	9.00%	7/12/2011	GBP	249	580,791

Total					2,487,675
Total Foreign Notes & Bonds (Cost $39,841,084)					44,662,927

See Notes to Schedule of Investments.

				Principal
				Amount
				in Local
	Interest	Maturity		Currency	US $
Investments	Rate	Date		(000)	Value

UNITED STATES NOTES & BONDS 33.92%

United States 33.92%
Amerada Hess Corp.	7.875%	10/1/2029	USD	50	$59,941

AT&T Broadband Corp.	9.455%	11/15/2022	USD	100	136,286

Banc of America Commercial
Mortgage Inc. 2004-2 A1	2.764%	11/10/2038	USD	348	336,063

Corn Products Int'l., Inc.	8.45%	8/15/2009	USD	125	141,151

Corning, Inc.	5.90%	3/15/2014	USD	30	30,054

Cox Communications, Inc.+	5.45%	12/15/2014	USD	50	48,766

Credit Suisse First Boston
1998-C2 A1	5.96%	11/11/2030	USD	482	490,072

Dun & Bradstreet Corp. (The)	6.625%	3/15/2006	USD	237	242,476

Federal Home Loan Mortgage Corp.(a)	4.75%	1/15/2013	EUR	151	211,684

Federal Home Loan Mortgage
Corp. A22363	5.00%	5/1/2034	USD	308	301,302

Federal Home Loan Mortgage
Corp. B13801	4.50%	4/1/2019	USD	615	603,261

Federal Home Loan Mortgage
Corp. B15140	4.50%	6/1/2019	USD	213	208,646

Federal Home Loan Mortgage
Corp. B15593	5.50%	7/1/2019	USD	162	165,057

Federal Home Loan Mortgage
Corp. B15776	5.00%	7/1/2019	USD	256	256,433

Federal Home Loan Mortgage
Corp. C63990	7.00%	2/1/2032	USD	172	181,441

Federal Home Loan Mortgage
Corp. G01658	5.00%	2/1/2034	USD	308	302,266

Federal National Mortgage Assoc.	4.547%#	12/1/2034	USD	429	425,520

Federal National Mortgage Assoc.	4.75%	2/21/2013	USD	2,441	2,398,114

Federal National Mortgage Assoc.	5.00%	TBA	USD	480	469,350

Federal National Mortgage Assoc.	5.50%	11/1/2034	USD	350	350,857

Federal National Mortgage Assoc.	5.50%	1/1/2035	USD	386	387,343

Federal National Mortgage Assoc.	5.50%	2/1/2035	USD	600	601,469

Federal National Mortgage Assoc.	5.50%	TBA	USD	1,755	1,757,741

Federal National Mortgage Assoc.	6.50%	TBA	USD	500	518,906

See Notes to Schedule of Investments.

				Principal
				Amount
				in Local
	Interest	Maturity		Currency	US $
Investments	Rate	Date		(000)	Value

Federal National Mortgage Assoc.	6.50%	TBA	USD	1,140	$1,180,969

Federal National Mortgage Assoc.	6.625%	11/15/2010	USD	534	587,899

Ford Motor Credit Corp.	6.875%	2/1/2006	USD	1,045	1,059,421

Fort James Corp.	6.875%	9/15/2007	USD	210	219,188

General Electric Capital Corp.	4.125%	3/4/2008	USD	100	99,321

General Electric Co.	5.00%	2/1/2013	USD	224	224,033

General Mills, Inc.	5.125%	2/15/2007	USD	100	101,731

General Motors Corp.	8.00%	11/1/2031	USD	125	109,128

General Motors Corp.	8.375%	7/15/2033	USD	20	17,156

GMAC Commercial Mortgage
Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	USD	705	665,802

Goldman Sachs Group, Inc. (The)	6.875%	1/15/2011	USD	245	267,553

Harrah's Operating Co., Inc.	8.00%	2/1/2011	USD	60	68,167

Household Finance Corp.	7.00%	5/15/2012	USD	150	167,446

Int'l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	USD	75	76,802

Kansas City Power & Light Co.	7.125%	12/15/2005	USD	500	511,662

KB Home	5.875%	1/15/2015	USD	40	38,418

KFW Int'l. Finance Inc. (a)	6.00%	12/7/2028	GBP	162	354,214

LB-UBS Commercial Mortgage Trust
2003-C8 A3	4.83%	11/15/2027	USD	80	79,850

Merrill Lynch Mortgage Trust
2005-MKB2 A1	4.446%	9/12/2042	USD	500	498,350

Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	USD	300	298,961

Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	USD	930	913,733

Phelps Dodge Corp.	8.75%	6/1/2011	USD	45	53,951

Quest Diagnostics, Inc.	7.50%	7/12/2011	USD	125	142,150

Rockwood Specialties Group, Inc.+(a)	7.625%	11/15/2014	EUR	150	197,362

Scholastic Corp.	5.75%	1/15/2007	USD	75	76,606

Sprint Capital Corp.	8.375%	3/15/2012	USD	100	117,028

Time Warner, Inc.	6.125%	4/15/2006	USD	50	51,034

Time Warner, Inc.	7.625%	4/15/2031	USD	120	141,406

U.S. Treasury Bond	5.25%	2/15/2029	USD	2,617	2,756,541

U.S. Treasury Note	3.50%	12/15/2009	USD	100	97,168

UnitedHealth Group, Inc.	3.375%	8/15/2007	USD	119	116,596

See Notes to Schedule of Investments.

				Principal
				Amount
				in Local
	Interest	Maturity		Currency	US $
Investments	Rate	Date		(000)	Value

Ventas Realty L.P./Ventas Capital Corp.	6.625%	10/15/2014	USD	75	$74,813

Verizon Global Funding Corp.	7.25%	12/1/2010	USD	90	99,996

Wachovia Bank Commercial
Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	USD	480	449,169

Wachovia Bank Commercial
Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	USD	1,000	997,210

Total United States Notes & Bonds (Cost $23,394,614)					23,535,033

Total Long-Term Investments (Cost $63,235,698)					68,197,960

SHORT-TERM INVESTMENT 6.69%

Repurchase Agreement 6.69%

Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $4,775,000 of Federal National Mortgage Assoc. at 3.83% due 1/18/2008; value: $4,741,384; proceeds: $4,645,610 (Cost $4,645,323)			USD	4,645	4,645,323

Total Investments in Securities 104.98% (Cost $67,881,021)					72,843,283

Liabilities in Excess of Foreign Cash and Other Assets (4.98%)					(3,456,948)

Net Assets 100.00%					$69,386,335

+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified instituional buyers.
#	Variable rate security. The interest rate represents the rate at March 31, 2005.
(a)	Investment in non-U.S. dollar denominated securities (60.56% of total investments.)
The remaining securities (39.44% of total investments) are invested in U.S. dollar denominated securities.
TBA	To be announced. Security on a forward commiment basis with an approximate principal and maturity date.
Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	U.S. Dollar

See Notes to Schedule of Investments.

Securities presented by industry:
Agency	6.30%
Agriculture	0.23%
Automotive	0.02%
Banking	7.13%
Building & Construction	0.06%
Chemicals	0.28%
Consumer - Products	0.11%
Electric - Integrated	1.06%
Electronics	0.16%
Food - Wholesale	0.35%
Foreign Sovereign	24.59%
Forestry/Paper	0.32%
Gaming	0.10%
Government Guaranteed	15.35%
Health Services	0.48%
Integrated Energy	0.09%
Investments & Misc Financial Services	17.07%
Media - Diversified	0.28%
Media - Services	0.26%
Metals/Mining Excluding Steel	0.08%
Mortgage Backed	10.02%
Printing & Publishing	0.11%
Repurchase Agreement	6.69%
Sovereign	12.06%
Supranational	1.04%
Telecom - Integrated/Services	0.67%
Telecommunications	0.07%
Total	104.98%

See Notes to Schedule of Investments.

Forward Foreign Currency Contracts Open as of March 31, 2005:

Forward Foreign Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	4/4/2005	2,667,000	$1,000,000	$1,000,563	$563	$—
EUR	5/9/2005	1,250,000	1,638,125	1,621,813	—	16,312
Total Forward Foreign Currency Purchase Contracts			$2,638,125	$2,622,376	$563	$16,312

Forward Foreign Currency Sale Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	4/4/2005	2,667,000	$984,860	$1,000,563	$—	$15,703
EUR	5/9/2005	3,250,000	4,223,935	4,216,715	7,220	—
Total Forward Foreign Currency Sale Contracts			$5,208,795	$5,217,278	$7,220	$15,703

Abbreviations:

BRL Brazilian Real

EUR Euro

Notes to Schedule of Investments (unaudited)

1.    ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law on February 23, 1988.  The Company consists of the following two portfolios ("Funds"):  Equity Series ("Global Equity Fund") and Income Series ("Global Income Fund").  Global Equity Fund is diversified as defined under the Act.  Global Income Fund is non-diversified.

Global Equity Fund’s investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund’s investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)     Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)      Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)       Foreign Transactions—The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds’ records at the rate prevailing when earned or recorded.

(d)      Forward Foreign Currency Exchange Contracts—Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)     Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)  Mortgage Dollar Rolls—Global Income may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  Such transactions are treated as financing transactions for financial reporting purposes.  During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.  However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(g) When-Issued or Forward Transactions—Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time each Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(concluded)

3.    FEDERAL TAX INFORMATION

As of March 31, 2005, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Global Equity Fund	Global Income Fund
Tax cost	$70,096,000	$68,494,802
Gross unrealized gain	6,474,869	4,683,529
Gross unrealized loss	(2,464,133)	(335,048)
Net unrealized security gain	$4,010,736	$4,348,481

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.    INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful.  They may lower a fund's return or result in significant losses.

These factors can affect each Fund’s performance.

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005